Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2022
SIT-NPRT3-0123
1.912869.112
Common Stocks - 46.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	168,001	5,777,310
Deutsche Telekom AG	2,074,894	42,209,052
Hellenic Telecommunications Organization SA	277,119	4,286,926
KT Corp.	160,166	4,623,122
Liberty Global PLC Class C (b)	425,100	8,791,068
Nippon Telegraph & Telephone Corp.	812,700	22,535,366
Orange SA	1,619,241	16,453,364
Proximus	12,467	130,415
PT Telkom Indonesia Persero Tbk	15,340,700	3,957,517
Telefonica SA	1,400,994	5,229,460
Telenor ASA	369,558	3,585,614
Telia Co. AB	2,398,563	6,554,611
		124,133,825
Entertainment - 0.2%
CTS Eventim AG (b)	46,896	2,937,844
NetEase, Inc. ADR	100,525	7,149,338
Nintendo Co. Ltd.	305,300	13,090,371
Square Enix Holdings Co. Ltd.	103,500	4,673,485
Ubisoft Entertainment SA (b)	120,900	3,363,221
		31,214,259
Interactive Media & Services - 0.2%
carsales.com Ltd.	249,310	3,937,574
Hemnet Group AB	69,284	870,962
Info Edge India Ltd.	25,119	1,246,094
NAVER Corp.	46,288	6,803,494
SEEK Ltd.	175,150	2,686,387
Tencent Holdings Ltd.	271,100	10,252,003
Z Holdings Corp.	1,229,400	3,383,243
		29,179,757
Media - 0.2%
CyberAgent, Inc.	589,300	5,364,043
Hakuhodo DY Holdings, Inc.	13,500	132,094
Informa PLC	1,097,569	8,230,996
Stroeer SE & Co. KGaA (c)	54,783	2,516,997
WPP PLC	836,854	8,795,067
		25,039,197
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL (For. Reg.)	1,049,400	5,661,206
KDDI Corp.	312,300	9,289,232
SoftBank Group Corp.	225,100	9,863,549
Tele2 AB (B Shares)	126,106	1,120,234
Vodafone Group PLC sponsored ADR	1,093,928	12,284,811
		38,219,032
TOTAL COMMUNICATION SERVICES		247,786,070
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.4%
Autoliv, Inc. (depositary receipt)	65,506	5,771,762
Bridgestone Corp.	163,300	6,159,747
Compagnie Generale des Etablissements Michelin SCA Series B	413,880	11,659,996
Continental AG	8,647	523,319
DENSO Corp.	89,500	4,938,651
Eagle Industry Co. Ltd.	2,700	21,939
JTEKT Corp.	72,300	536,089
Koito Manufacturing Co. Ltd.	414,900	6,623,485
Magna International, Inc. Class A (c)	151,295	9,318,259
Stanley Electric Co. Ltd.	163,700	3,365,938
Sumitomo Rubber Industries Ltd.	195,400	1,701,477
TPR Co. Ltd.	19,100	172,114
Valeo SA	283,627	5,302,294
		56,095,070
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	82,163	7,460,295
Bayerische Motoren Werke AG (BMW) ADR	120,718	3,657,755
Honda Motor Co. Ltd.	737,100	17,964,309
Honda Motor Co. Ltd. sponsored ADR	39,240	961,380
Mercedes-Benz Group AG (Germany)	188,159	12,784,131
Stellantis NV	423,878	6,671,506
Stellantis NV (Italy)	490,610	7,739,604
Suzuki Motor Corp.	142,200	5,129,717
Toyota Motor Corp.	1,092,500	16,083,468
Yamaha Motor Co. Ltd.	1,900	47,595
		78,499,760
Distributors - 0.0%
Inchcape PLC	524,243	5,309,410
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd.	482,788	11,601,610
Compass Group PLC	1,732,922	39,507,049
Dominos Pizza Enterprises Ltd.	27,576	1,262,968
Entain PLC	291,400	4,988,689
Evolution AB (a)	33,723	3,473,602
Flutter Entertainment PLC (b)	20,492	3,051,209
Food & Life Companies Ltd.	52,200	962,223
Greggs PLC	64,630	1,810,269
Sands China Ltd. (b)	7,497,600	20,498,156
Sodexo SA	29,300	2,806,166
Whitbread PLC	138,948	4,387,885
Yum China Holdings, Inc.	127,464	7,025,816
		101,375,642
Household Durables - 0.4%
Barratt Developments PLC	774,900	3,747,241
Berkeley Group Holdings PLC	122,116	5,662,961
Crompton Greaves Consumer Electricals Ltd.	305,163	1,365,898
Electrolux AB (B Shares) (c)	241,009	3,446,844
Panasonic Holdings Corp.	704,500	6,578,387
Persimmon PLC	624,667	9,675,367
Sekisui Chemical Co. Ltd.	15,100	213,564
Sony Group Corp.	370,300	30,675,717
		61,365,979
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	16,660	1,458,750
ASOS PLC (b)(c)	166,195	1,297,736
MercadoLibre, Inc. (b)	3,020	2,811,575
Rakuten Group, Inc.	1,497,700	7,195,805
Zalando SE (a)(b)	204,809	6,441,822
ZOZO, Inc.	163,000	4,115,202
		23,320,890
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	304,700	4,063,343
Thule Group AB (a)	39,158	928,180
Yamaha Corp.	123,900	4,933,412
		9,924,935
Multiline Retail - 0.1%
Dollarama, Inc.	90,654	5,548,484
Next PLC	87,054	6,221,491
Wesfarmers Ltd.	81,036	2,699,319
		14,469,294
Specialty Retail - 0.3%
EDION Corp.	46,900	427,945
H&M Hennes & Mauritz AB (B Shares)	374,613	4,200,314
Industria de Diseno Textil SA	657,438	17,161,637
Kingfisher PLC	5,703,876	16,680,399
WH Smith PLC	788,326	13,459,662
		51,929,957
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	48,810	6,291,999
Brunello Cucinelli SpA	29,478	1,951,402
Burberry Group PLC	294,391	7,780,702
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)	562,417	502,761
Series A	361,574	47,933,143
Dr. Martens Ltd.	787,723	1,956,969
Hermes International SCA	3,795	6,167,932
Kering SA	12,975	7,795,863
lululemon athletica, Inc. (b)	16,353	6,219,209
LVMH Moet Hennessy Louis Vuitton SE	63,385	49,188,586
Moncler SpA	171,191	8,923,165
NIKE, Inc. Class B	49,898	5,473,312
Samsonite International SA (a)(b)	1,311,600	3,555,234
Swatch Group AG (Bearer)	9,016	2,412,563
Swatch Group AG (Bearer):
ADR (c)	4,435	58,897
(Reg.)	22,769	1,101,043
		157,312,780
TOTAL CONSUMER DISCRETIONARY		559,603,717
CONSUMER STAPLES - 5.1%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	692,088	40,816,151
Anheuser-Busch InBev SA NV ADR	110,193	6,489,266
Asahi Group Holdings	64,700	2,075,051
Diageo PLC	1,361,842	62,892,585
Diageo PLC sponsored ADR (c)	24,904	4,645,841
Heineken Holding NV	174,949	13,245,055
ITO EN Ltd.	165,200	6,393,693
Kirin Holdings Co. Ltd.	1,484,400	23,432,154
Pernod Ricard SA	198,705	39,420,256
Royal Unibrew A/S	23,291	1,597,870
Suntory Beverage & Food Ltd.	95,400	3,251,022
Treasury Wine Estates Ltd.	1,312	12,390
		204,271,334
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	234,431	10,679,799
Bid Corp. Ltd.	86,202	1,664,526
Carrefour SA	753,647	12,901,274
Coles Group Ltd.	545,127	6,295,968
Jeronimo Martins SGPS SA	24,797	553,259
Metro, Inc.	93,586	5,382,160
Ocado Group PLC (b)	355,086	2,688,266
Qol Holdings Co. Ltd.	56,400	470,207
Raia Drogasil SA	276,500	1,228,155
Seven & i Holdings Co. Ltd.	687,900	27,989,998
Sugi Holdings Co. Ltd.	60,600	2,735,512
Tesco PLC	4,596,052	12,663,273
Tsuruha Holdings, Inc.	2,800	181,316
Wal-Mart de Mexico SA de CV Series V	1,797,300	7,146,722
Welcia Holdings Co. Ltd.	123,900	2,732,895
Woolworths Group Ltd.	212,744	5,004,361
		100,317,691
Food Products - 1.4%
Barry Callebaut AG	2,695	5,504,283
Britannia Industries Ltd.	25,942	1,393,624
Danone SA	632,923	33,264,727
Ezaki Glico Co. Ltd.	163,500	4,266,279
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	167,637	1,667,236
Itoham Yonekyu Holdings, Inc.	110,400	550,337
Kewpie Corp.	17,200	306,522
Lindt & Spruengli AG (participation certificate)	345	3,629,166
Megmilk Snow Brand Co. Ltd.	102,000	1,287,741
Mowi ASA	10,000	156,709
Nestle SA (Reg. S)	1,254,640	149,331,774
NH Foods Ltd.	4,100	110,389
Orior AG	1,980	155,222
Toyo Suisan Kaisha Ltd.	290,000	12,191,428
WH Group Ltd. (a)	649,500	380,553
Wilmar International Ltd.	3,113,900	9,446,116
Yakult Honsha Co. Ltd.	6,700	427,598
		224,069,704
Household Products - 0.6%
Essity AB (B Shares)	607,118	14,866,373
Henkel AG & Co. KGaA	17,592	1,170,383
Lion Corp.	328,600	3,515,928
Niitaka Co. Ltd.	38,200	582,544
Reckitt Benckiser Group PLC	1,115,394	80,044,585
		100,179,813
Personal Products - 1.0%
Beiersdorf AG	84,341	9,172,368
Haleon PLC (b)	1,881,046	6,537,482
Haleon PLC ADR (b)	208,630	1,437,461
Hindustan Unilever Ltd.	138,492	4,578,868
Kao Corp.	329,300	13,179,407
Kobayashi Pharmaceutical Co. Ltd.	108,100	6,725,528
Kose Corp.	25,100	2,680,659
L'Oreal SA	97,509	36,620,088
Proya Cosmetics Co. Ltd. (A Shares)	88,060	2,114,005
Rohto Pharmaceutical Co. Ltd.	406,000	13,300,461
Unilever PLC	1,297,885	64,895,735
		161,242,062
Tobacco - 0.2%
British American Tobacco PLC:
(United Kingdom)	619,524	25,401,724
sponsored ADR	53,597	2,211,948
Imperial Brands PLC	93,600	2,407,492
Japan Tobacco, Inc.	157,600	3,224,401
Scandinavian Tobacco Group A/S (a)	53,079	942,866
		34,188,431
TOTAL CONSUMER STAPLES		824,269,035
ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Tenaris SA	493,646	8,569,361
Tenaris SA sponsored ADR	166,881	5,752,388
WorleyParsons Ltd.	724,717	7,350,430
		21,672,179
Oil, Gas & Consumable Fuels - 2.8%
Aker BP ASA	270,591	9,413,938
Ampol Ltd.	5,278	102,894
BP Castrol KK	10,600	74,369
BP PLC	6,227,809	37,190,817
BP PLC sponsored ADR	750,298	26,935,698
ENEOS Holdings, Inc.	1,032,500	3,484,468
Eni SpA	2,843,034	42,389,635
Eni SpA sponsored ADR	5,255	155,601
Equinor ASA	611,492	23,549,048
Equinor ASA sponsored ADR (c)	44,438	1,709,974
Galp Energia SGPS SA Class B	985,885	12,147,759
Gazprom OAO (d)	3,670,010	585,555
Gazprom OAO sponsored ADR (Reg. S) (b)(d)	33,845	7,732
Idemitsu Kosan Co. Ltd.	296,800	6,969,943
INPEX Corp.	534,400	5,888,889
Japan Petroleum Exploration Co. Ltd.	18,600	583,404
LUKOIL PJSC (d)	35,755	16,874
Neste OYJ	140,569	7,255,693
OMV AG	123,777	6,569,056
Parkland Corp.	75,885	1,616,819
Petroleo Brasileiro SA - Petrobras (ON)	232,900	1,363,915
Petronet LNG Ltd.	583,374	1,531,231
Reliance Industries Ltd.	405,584	13,653,278
Repsol SA	539,539	8,330,662
Rosneft Oil Co. OJSC (d)	420,640	107,263
San-Ai Obbli Co. Ltd.	55,400	523,766
Santos Ltd.	2,745,700	13,695,946
Shell PLC:
ADR	433,594	25,352,241
(Amsterdam)	632,628	18,490,608
(London)	337,295	9,871,205
rights (b)(e)	632,628	161,405
rights (b)(e)	337,295	86,765
TotalEnergies SE	1,877,329	117,333,242
TotalEnergies SE sponsored ADR	180,265	11,252,141
Turkiye Petrol Rafinerileri A/S (b)	95,956	2,477,928
Woodside Energy Group Ltd.	55,722	1,378,355
Woodside Energy Group Ltd.	1,382,032	34,902,596
		447,160,713
TOTAL ENERGY		468,832,892
FINANCIALS - 7.7%
Banks - 3.4%
ABN AMRO Bank NV GDR (a)	129,541	1,670,551
Agricultural Bank of China Ltd.:
(A Shares)	7,651,100	3,110,302
(H Shares)	559,000	186,860
AIB Group PLC	3,363,500	10,922,208
Australia & New Zealand Banking Group Ltd.	351,373	5,932,838
Banco Bilbao Vizcaya Argentaria SA	426,250	2,511,910
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	52,074	305,154
Banco Santander SA (Spain)	1,326,511	3,958,092
Banco Santander SA (Spain) sponsored ADR (c)	146,996	435,108
Bank Leumi le-Israel BM	71,660	645,440
Bank of China Ltd. (H Shares)	9,426,000	3,340,565
Bank of Ireland Group PLC	825,341	6,843,764
Bank of Suzhou Co. Ltd.	876,020	959,703
Barclays PLC	17,309,429	33,858,497
Barclays PLC sponsored ADR	252,713	2,009,068
BNP Paribas SA	903,813	50,787,062
CaixaBank SA	590,934	2,196,986
Chiba Bank Ltd.	838,600	5,096,997
China Zheshang Bank Co. Ltd. (b)	1,071,500	446,933
Close Brothers Group PLC	140,527	1,822,493
Credicorp Ltd. (United States)	10,174	1,562,218
DBS Group Holdings Ltd.	1,279,200	33,359,940
DNB Bank ASA	1,244,147	24,293,392
Erste Group Bank AG	104,967	3,286,663
FinecoBank SpA	192,723	3,130,151
First Abu Dhabi Bank PJSC	429,333	2,057,189
First International Bank of Israel	9,258	401,873
Haci Omer Sabanci Holding A/S	239,579	539,111
HDFC Bank Ltd. (b)	928,983	18,438,635
Hokuhoku Financial Group, Inc.	118,600	805,848
Industrial & Commercial Bank of China Ltd. (H Shares)	6,707,000	3,361,542
ING Groep NV (Certificaten Van Aandelen)	3,412,923	41,387,922
Intesa Sanpaolo SpA	3,915,431	8,693,287
Jyske Bank A/S (Reg.) (b)	69,902	4,278,623
KBC Group NV	313,022	17,339,446
Kyushu Financial Group, Inc.	227,200	659,375
Lloyds Banking Group PLC	35,801,815	20,429,008
Mebuki Financial Group, Inc.	1,193,100	2,712,339
Mitsubishi UFJ Financial Group, Inc.	2,564,600	13,986,160
Mizrahi Tefahot Bank Ltd.	44,162	1,616,693
National Bank of Canada	170,900	12,187,813
NatWest Group PLC	4,849,603	15,423,244
Nordea Bank ABP	363,094	3,815,759
Nordea Bank ABP (Helsinki Stock Exchange)	135,240	1,423,467
North Pacific Bank Ltd.	825,300	1,478,941
PT Bank Central Asia Tbk	16,088,600	9,557,895
Resona Holdings, Inc.	1,458,900	7,021,162
Sberbank of Russia (b)(d)	1,813,540	17,002
Shizuoka Financial Group	55,200	404,448
Societe Generale Series A	310,100	7,804,919
Standard Chartered PLC (United Kingdom)	485,204	3,614,303
Sumitomo Mitsui Financial Group, Inc.	1,223,600	41,529,895
Sumitomo Mitsui Trust Holdings, Inc.	127,700	4,095,427
Svenska Handelsbanken AB (A Shares)	1,058,288	10,749,930
Swedbank AB (A Shares)	1,241,849	20,209,027
Sydbank A/S	89,974	3,365,591
The Hachijuni Bank Ltd.	550,800	2,086,989
The Toronto-Dominion Bank	119,878	7,978,796
Turkiye Is Bankasi A/S Series C	1,744,342	969,599
UniCredit SpA	3,143,314	42,931,159
United Overseas Bank Ltd.	475,500	10,963,832
		547,009,144
Capital Markets - 1.4%
3i Group PLC	189,660	3,116,201
Amundi SA (a)	116,800	6,572,358
B3 SA - Brasil Bolsa Balcao	1,232,600	3,023,692
Bridgepoint Group Holdings Ltd. (a)	1,071,888	2,567,133
Deutsche Borse AG	170,625	31,356,513
Euronext NV (a)	323,878	24,776,237
Hong Kong Exchanges and Clearing Ltd.	245,900	9,776,373
Intermediate Capital Group PLC	146,764	2,141,903
Julius Baer Group Ltd.	414,039	23,849,618
London Stock Exchange Group PLC	255,065	25,541,049
Macquarie Group Ltd.	243,772	29,979,454
Netwealth Group Ltd.	118,440	1,127,438
Nomura Holdings, Inc.	1,359,700	4,962,310
Partners Group Holding AG	5,639	5,618,527
SBI Holdings, Inc. Japan	514,600	9,872,235
UBS Group AG	2,448,303	45,177,773
XP, Inc. Class A (b)	146,017	2,556,758
		232,015,572
Diversified Financial Services - 0.4%
Challenger Ltd.	583,802	2,920,535
Element Fleet Management Corp.	787,806	11,162,757
EXOR NV	54,400	4,270,401
Groupe Bruxelles Lambert SA	84,600	6,828,480
Housing Development Finance Corp. Ltd.	207,583	6,905,337
Investor AB (B Shares)	497,512	9,259,129
Mitsubishi UFJ Lease & Finance Co. Ltd.	660,400	3,150,774
ORIX Corp.	1,180,400	19,125,037
		63,622,450
Insurance - 2.5%
AIA Group Ltd.	2,765,200	28,079,526
Allianz SE	138,700	29,607,112
Aon PLC	49,146	15,150,729
ASR Nederland NV	108,398	4,961,238
Aviva PLC	809,475	4,370,570
AXA SA	1,499,120	42,377,968
Beazley PLC	1,136,983	8,977,661
Dai-ichi Mutual Life Insurance Co.	467,900	8,678,697
Definity Financial Corp.	76,361	2,262,191
Direct Line Insurance Group PLC	1,167,637	2,954,847
Gjensidige Forsikring ASA	73,196	1,412,961
Hiscox Ltd.	821,082	10,016,334
Intact Financial Corp.	57,329	8,577,508
Japan Post Holdings Co. Ltd.	1,062,900	8,331,197
Japan Post Insurance Co. Ltd.	40,900	680,198
Legal & General Group PLC	2,289,000	7,021,729
Manulife Financial Corp.	337,265	6,075,108
MAPFRE SA (Reg.)	1,272,068	2,419,053
MS&AD Insurance Group Holdings, Inc.	151,300	4,490,781
MS&AD Insurance Group Holdings, Inc. ADR	5,200	77,584
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65,229	20,602,994
NN Group NV	196,509	8,398,099
NN Group NV ADR (c)	12,694	269,621
PICC Property & Casualty Co. Ltd. (H Shares)	5,640,000	5,713,927
Ping An Insurance Group Co. of China Ltd. (H Shares)	454,500	2,806,087
Prudential PLC	3,524,255	41,920,984
Sampo Oyj (A Shares)	271,432	13,746,187
Sompo Holdings, Inc.	27,500	1,212,997
Storebrand ASA (A Shares)	914,747	8,231,047
Sun Life Financial, Inc.	257,809	12,216,292
Swiss Life Holding AG	1,579	844,108
Swiss Re Ltd.	47,351	4,243,925
Talanx AG	103,100	4,583,577
Tokio Marine Holdings, Inc.	1,062,000	21,907,760
Willis Towers Watson PLC	23,578	5,803,960
Zurich Insurance Group Ltd.	101,579	48,802,314
		397,826,871
Thrifts & Mortgage Finance - 0.0%
Paragon Banking Group PLC	60,016	343,233
TOTAL FINANCIALS		1,240,817,270
HEALTH CARE - 5.6%
Biotechnology - 0.1%
CSL Ltd.	41,715	8,570,707
Genmab A/S (b)	21,754	10,080,694
Vitrolife AB	34,103	613,316
		19,264,717
Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (Switzerland)	83,268	5,742,131
Carl Zeiss Meditec AG	16,361	2,230,577
Coloplast A/S Series B	23,309	2,755,519
ConvaTec Group PLC (a)	3,402,696	9,520,145
Elekta AB (B Shares)	634,657	3,777,136
EssilorLuxottica SA	129,526	24,187,200
Hoya Corp.	115,900	11,993,348
InMode Ltd. (b)(c)	41,039	1,575,487
Koninklijke Philips Electronics NV	1,452,896	21,771,097
Nihon Kohden Corp.	28,600	669,273
Olympus Corp.	706,000	14,585,118
Siemens Healthineers AG (a)	190,070	10,130,470
Smith & Nephew PLC	837,600	11,040,571
Straumann Holding AG	30,113	3,514,531
Terumo Corp.	209,100	6,214,383
		129,706,986
Health Care Providers & Services - 0.1%
Amplifon SpA	50,139	1,420,293
Apollo Hospitals Enterprise Ltd.	24,722	1,443,618
CVS Group PLC	58,081	1,437,388
Fresenius Medical Care AG & Co. KGaA sponsored ADR	84,628	1,321,889
Fresenius SE & Co. KGaA	432,213	12,042,662
Galenica AG (a)	24,695	1,896,356
Max Healthcare Institute Ltd. (b)	179,367	995,026
Medipal Holdings Corp.	3,800	50,751
Suzuken Co. Ltd.	14,600	393,378
		21,001,361
Health Care Technology - 0.0%
Pro Medicus Ltd.	39,064	1,610,264
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	70,091	10,862,703
Bruker Corp.	142,928	9,634,776
Evotec OAI AG (b)	135,909	2,428,175
ICON PLC (b)	48,515	10,452,072
Lonza Group AG	13,365	7,031,226
QIAGEN NV (Germany) (b)	280,119	13,985,010
Sartorius Stedim Biotech	12,216	4,169,360
Siegfried Holding AG	2,409	1,631,890
Tecan Group AG	5,610	2,363,625
		62,558,837
Pharmaceuticals - 4.2%
Astellas Pharma, Inc.	2,019,400	31,320,146
AstraZeneca PLC:
(United Kingdom)	278,355	37,672,748
sponsored ADR	272,359	18,512,241
Bayer AG	1,037,994	60,241,958
GSK PLC	1,371,580	23,322,435
GSK PLC sponsored ADR	770,824	26,662,802
Ipsen SA	23,858	2,666,973
Kyowa Hakko Kirin Co., Ltd.	527,600	12,256,801
Merck KGaA	58,440	10,707,089
Novartis AG	1,151,760	102,454,298
Novartis AG sponsored ADR (c)	25,563	2,289,422
Novo Nordisk A/S Series B	412,510	51,744,483
Ono Pharmaceutical Co. Ltd.	10,500	269,096
Otsuka Holdings Co. Ltd.	258,600	8,862,050
Roche Holding AG:
(participation certificate)	477,629	156,005,044
sponsored ADR	25,897	1,059,705
Sanofi SA	874,956	79,034,172
Sanofi SA sponsored ADR	77,040	3,493,764
Santen Pharmaceutical Co. Ltd.	1,405,800	11,484,172
Shandong WIT Dyne Health Co. Ltd.	67,137	451,149
Sumitomo Dainippon Pharma Co., Ltd.	15,700	122,643
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	298,423
Takeda Pharmaceutical Co. Ltd.	935,300	27,500,843
		668,432,457
TOTAL HEALTH CARE		902,574,622
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.7%
Airbus Group NV	81,304	9,333,336
Dassault Aviation SA	36,000	5,722,467
Leonardo SpA	100,033	802,591
MTU Aero Engines AG	80,832	17,044,500
Rolls-Royce Holdings PLC (b)	41,472,420	45,953,471
Safran SA	120,209	14,856,113
Thales SA	111,040	14,204,806
		107,917,284
Air Freight & Logistics - 0.2%
Deutsche Post AG	517,005	20,653,447
Deutsche Post AG ADR	2,200	87,824
DSV A/S	56,058	8,968,905
Konoike Transport Co. Ltd.	17,700	204,993
Nippon Express Holdings, Inc.	6,400	379,111
		30,294,280
Airlines - 0.3%
Deutsche Lufthansa AG (b)	50,137	404,208
InterGlobe Aviation Ltd. (a)(b)	112,287	2,680,460
Ryanair Holdings PLC sponsored ADR (b)	475,609	35,998,845
Turk Hava Yollari AO (b)	1,654,552	10,652,765
		49,736,278
Building Products - 0.3%
AGC, Inc.	73,300	2,475,421
Belimo Holding AG (Reg.)	3,714	1,717,654
Compagnie de St. Gobain	116,900	5,390,441
Daikin Industries Ltd.	129,800	21,406,744
Dare Power Dekor Home Co. Ltd. (A Shares)	311,302	391,426
Geberit AG (Reg.)	16,861	8,082,384
Kingspan Group PLC (Ireland)	52,859	3,000,589
Noritz Corp.	13,600	147,615
Sekisui Jushi Corp.	57,400	759,071
Xinyi Glass Holdings Ltd.	444,000	859,825
		44,231,170
Commercial Services & Supplies - 0.2%
Brambles Ltd.	122,594	1,014,080
Japan Elevator Service Holdings Co. Ltd.	73,500	949,944
Nippon Kanzai Co. Ltd.	10,300	190,920
Rentokil Initial PLC	900,985	5,935,468
Ritchie Bros. Auctioneers, Inc.	76,926	4,217,591
Secom Co. Ltd.	224,900	13,904,463
Sohgo Security Services Co., Ltd.	83,200	2,262,009
Toppan, Inc.	206,100	3,210,243
		31,684,718
Construction & Engineering - 0.2%
INFRONEER Holdings, Inc.	13,600	102,272
Kajima Corp.	311,000	3,519,080
Okumura Corp.	14,300	305,853
Sanki Engineering Co. Ltd.	41,000	477,489
Sweco AB (B Shares) (c)	87,937	860,531
VINCI SA	259,996	26,250,706
Voltas Ltd.	126,282	1,277,941
		32,793,872
Electrical Equipment - 1.1%
ABB Ltd. (Reg.)	889,952	27,969,579
Accelleron Industries Ltd. (b)	2,654	54,299
Contemporary Amperex Technology Co. Ltd.	31,900	1,760,030
Havells India Ltd.	117,042	1,810,489
Legrand SA	587,211	47,846,476
Mitsubishi Electric Corp.	1,147,800	11,503,002
Prysmian SpA	359,379	12,664,808
Schneider Electric SA	475,567	70,229,001
Siemens Energy AG	416,600	6,997,197
Weg SA	175,100	1,315,945
		182,150,826
Industrial Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	2,723,600	15,832,902
DCC PLC (United Kingdom)	282,867	15,063,344
Hitachi Ltd.	650,780	34,803,366
Investment AB Latour (B Shares)	66,896	1,323,658
Lifco AB	115,241	1,996,214
Melrose Industries PLC	7,824,427	12,657,985
Siemens AG	347,248	48,158,034
Toshiba Corp.	255,290	8,706,723
		138,542,226
Machinery - 1.8%
Airtac International Group	52,158	1,623,411
Alstom SA (c)	1,095,285	28,757,778
Atlas Copco AB (A Shares)	551,942	6,879,905
AutoStore Holdings Ltd. (a)(b)(c)	762,199	1,413,620
CNH Industrial NV	699,400	11,272,128
CRRC Corp. Ltd. (A Shares)	1,682,100	1,276,601
Epiroc AB (A Shares)	524,961	10,108,645
FANUC Corp.	274,200	41,228,992
First Tractor Co. Ltd. (A Shares)	729,579	1,287,255
Furukawa Co. Ltd.	5,200	49,084
GEA Group AG	550,620	22,515,523
Harmonic Drive Systems, Inc.	29,200	786,563
Husqvarna AB (B Shares)	292,000	2,292,391
Hyundai Doosan Infracore Co. Lt (b)	31,053	200,733
IMI PLC	903,265	14,854,893
Indutrade AB	100,423	2,163,119
Iveco Group NV (b)	184,337	1,244,901
KION Group AG	122,642	3,508,256
Kitz Corp.	61,200	379,594
Knorr-Bremse AG	99,919	5,695,840
Kubota Corp.	643,600	9,569,478
Max Co. Ltd.	1,900	28,665
Metso Outotec Oyj	153,529	1,445,636
Misumi Group, Inc.	74,500	1,851,879
Mitsuboshi Belting Ltd.	16,900	423,688
Nachi-Fujikoshi Corp.	1,300	36,853
NGK Insulators Ltd.	113,800	1,510,439
Nitto Seiko Co. Ltd.	4,000	15,303
OSG Corp.	54,600	777,303
Rotork PLC	832,156	3,046,808
Schindler Holding AG (participation certificate)	104,187	19,750,820
Shenzhen Inovance Technology Co. Ltd. (A Shares)	306,150	3,065,935
SMC Corp.	65,700	29,979,624
Spirax-Sarco Engineering PLC	95,649	13,062,923
Sumitomo Heavy Industries Ltd.	8,200	174,898
Techtronic Industries Co. Ltd.	810,000	9,874,030
The Weir Group PLC	381,564	8,296,336
THK Co. Ltd.	140,200	2,765,504
Toyota Industries Corp.	392,600	22,522,388
Turk Traktor ve Ziraat Makinalari A/S	4,759	131,601
VAT Group AG (a)	6,952	1,948,469
Volvo AB (B Shares)	385,578	7,083,701
		294,901,513
Marine - 0.2%
A.P. Moller - Maersk A/S:
ADR	4,262	46,371
Series A	3,326	7,061,315
Series B	1,493	3,236,760
Mitsui OSK Lines Ltd.	392,000	9,709,194
Nippon Yusen KK	590,200	13,137,528
Pan Ocean Co., Ltd. (Korea)	60,813	255,797
ZIM Integrated Shipping Services Ltd. (c)	7,223	151,827
		33,598,792
Professional Services - 0.9%
BayCurrent Consulting, Inc.	44,400	1,475,632
Benefit One, Inc.	68,800	1,100,749
Experian PLC	737,298	26,086,525
Intertek Group PLC	198,846	9,749,347
Nihon M&A Center Holdings, Inc.	151,800	2,078,244
Persol Holdings Co. Ltd.	207,800	4,830,354
Randstad NV	16,565	959,502
Recruit Holdings Co. Ltd.	265,100	8,577,380
RELX PLC:
(Euronext N.V.)	445,423	12,570,187
(London Stock Exchange)	536,262	15,037,292
SGS SA (Reg.)	6,323	14,855,721
SMS Co., Ltd.	35,600	956,081
TechnoPro Holdings, Inc.	357,500	10,016,769
Teleperformance	48,291	11,023,953
Wolters Kluwer NV	195,279	21,521,785
Wolters Kluwer NV ADR	1,900	209,456
		141,048,977
Road & Rail - 0.3%
Aurizon Holdings Ltd.	203,070	527,794
Canadian National Railway Co.	238,104	30,567,728
Canadian Pacific Railway Ltd.	115,803	9,485,424
Central Japan Railway Co.	39,700	4,811,774
Rumo SA	336,900	1,263,371
Sankyu, Inc.	19,400	702,082
TFI International, Inc. (Canada)	74,000	8,031,818
		55,389,991
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (b)	245,300	15,061,420
Ashtead Group PLC	450,518	27,497,216
Beijer Ref AB (B Shares)	105,059	1,824,343
Bunzl PLC	486,670	17,998,517
Diploma PLC	50,906	1,740,988
Grand Industrial Holding Group Co. Ltd. (b)	518,549	786,629
Hanwa Co. Ltd.	6,300	165,364
IMCD NV	15,697	2,321,653
Itochu Corp.	82,900	2,603,647
Kanamoto Co. Ltd.	21,900	359,842
Marubeni Corp.	130,800	1,479,659
Mitsubishi Corp.	226,700	7,635,066
Mitsui & Co. Ltd.	247,300	7,177,566
MonotaRO Co. Ltd.	163,900	2,835,516
Ochi Holdings Co. Ltd.	32,500	294,716
Rexel SA	243,800	4,480,146
Sojitz Corp.	157,800	2,812,136
Sumitomo Corp.	426,500	6,992,154
Toromont Industries Ltd.	29,094	2,214,358
Toyota Tsusho Corp.	18,400	710,293
Wakita & Co. Ltd.	7,600	66,469
Yamazen Co. Ltd.	86,300	631,501
Yuasa Trading Co. Ltd.	32,100	842,227
		108,531,426
Transportation Infrastructure - 0.2%
Aena SME SA (a)(b)	144,239	18,611,665
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	10,006,000	6,491,462
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	12,409	3,068,622
		28,171,749
TOTAL INDUSTRIALS		1,278,993,102
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 0.2%
Ericsson (B Shares)	1,497,796	9,453,583
Nokia Corp.	3,753,180	18,491,575
		27,945,158
Electronic Equipment & Components - 0.9%
Enplas Corp.	6,000	196,395
Hagiwara Electric Holdings Co. Ltd.	25,000	459,031
Halma PLC	228,374	6,057,918
Hamamatsu Photonics K.K.	119,500	6,310,125
Hexagon AB (B Shares)	594,556	6,798,946
Hirose Electric Co. Ltd.	136,590	18,280,872
Keyence Corp.	40,900	17,306,098
Kyocera Corp.	457,800	23,385,623
Largan Precision Co. Ltd.	34,000	2,570,613
Macnica Fuji Electronics Holdings, Inc.	4,200	106,451
Murata Manufacturing Co. Ltd.	444,000	24,354,859
Nippon Electric Glass Co. Ltd.	7,200	133,523
Oki Electric Industry Co. Ltd.	89,300	475,778
OMRON Corp.	151,800	7,895,306
Renishaw PLC	21,753	982,777
Samsung SDI Co. Ltd.	6,186	3,531,046
Sanshin Electronic Co. Ltd.	14,500	238,115
SES-imagotag SA (b)	8,006	1,101,422
Shimadzu Corp.	631,600	19,411,937
Spectris PLC	36,400	1,409,278
Topcon Corp.	62,300	759,701
Yokogawa Electric Corp.	404,500	7,628,741
		149,394,555
IT Services - 1.3%
Adyen BV (a)(b)	4,696	7,397,697
Amadeus IT Holding SA Class A (b)	1,216,485	65,772,319
Capgemini SA	176,011	31,822,344
Fujitsu Ltd.	199,240	27,035,732
Globant SA (b)	11,117	2,083,103
GMO Payment Gateway, Inc.	17,700	1,602,544
Infosys Ltd.	283,693	5,770,730
Locaweb Servicos de Internet SA (a)(b)	592,888	959,708
Mitsubishi Research Institute, Inc.	13,300	499,598
Nomura Research Institute Ltd.	820,000	18,170,176
NTT Data Corp.	878,900	13,597,014
OBIC Co. Ltd.	33,800	5,409,584
SCSK Corp.	151,000	2,445,476
SHIFT, Inc. (b)	11,700	2,525,338
Softcat PLC	74,254	1,143,667
TIS, Inc.	124,500	3,561,441
Visa, Inc. Class A	50,338	10,923,346
Wangsu Science & Technology Co. Ltd. (A Shares)	835,493	652,869
		201,372,686
Semiconductors & Semiconductor Equipment - 1.8%
ams-OSRAM AG (b)	103,146	859,033
Analog Devices, Inc.	117,267	20,159,370
ASML Holding NV	5,135	3,122,696
ASML Holding NV (Netherlands)	123,770	75,564,080
ASMPT Ltd.	95,900	713,928
BE Semiconductor Industries NV	26,259	1,710,448
Broadcom, Inc.	27,841	15,341,226
Disco Corp.	29,600	8,896,506
GlobalWafers Co. Ltd.	56,000	872,663
Infineon Technologies AG	642,513	21,582,301
MediaTek, Inc.	119,000	2,885,437
NXP Semiconductors NV	162,183	28,518,259
Renesas Electronics Corp. (b)	358,100	3,512,140
Silergy Corp.	50,000	752,741
SK Hynix, Inc.	214,683	14,326,817
STMicroelectronics NV:
(France)	6,839	264,717
(Italy)	5,254	203,108
(NY Shares) unit	9,576	372,315
Sumco Corp.	722,900	10,815,687
Taiwan Semiconductor Manufacturing Co. Ltd.	1,425,000	22,964,427
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	405,538	33,651,543
Tokyo Electron Ltd.	64,400	21,855,526
		288,944,968
Software - 1.0%
ANSYS, Inc. (b)	32,835	8,349,941
Cadence Design Systems, Inc. (b)	128,048	22,029,378
Check Point Software Technologies Ltd. (b)	89,800	11,928,134
Constellation Software, Inc.	6,958	11,217,011
Dassault Systemes SA	451,890	16,849,756
Kinaxis, Inc. (b)	16,896	1,911,736
Nemetschek SE	19,720	985,559
NICE Ltd. sponsored ADR (b)(c)	31,650	6,145,481
Rakus Co. Ltd.	77,700	1,012,406
SAP SE	762,774	84,634,852
SAP SE sponsored ADR (c)	1,783	197,681
		165,261,935
Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	170,700	2,772,369
Canon, Inc.	211,000	4,932,066
Canon, Inc. sponsored ADR	83,747	1,956,330
FUJIFILM Holdings Corp.	146,800	7,896,693
Ricoh Co. Ltd.	286,500	2,275,801
Samsung Electronics Co. Ltd.	2,206,640	107,207,045
Seiko Epson Corp.	215,000	3,383,314
		130,423,618
TOTAL INFORMATION TECHNOLOGY		963,342,920
MATERIALS - 4.0%
Chemicals - 2.1%
Air Liquide SA	208,216	30,314,399
Air Water, Inc.	68,600	811,681
Akzo Nobel NV	579,162	41,670,498
Asahi Kasei Corp.	708,500	5,265,812
BASF AG	345,188	17,575,383
Covestro AG (a)	174,680	7,020,079
Croda International PLC	224,684	18,580,295
Daicel Chemical Industries Ltd.	102,200	745,464
Denka Co. Ltd.	188,460	4,563,045
Evonik Industries AG	167,969	3,311,002
Givaudan SA	4,320	14,604,521
Icl Group Ltd.	55,230	454,557
Johnson Matthey PLC	232,437	5,900,463
Kansai Paint Co. Ltd.	507,300	7,007,705
Kuraray Co. Ltd.	99,700	800,709
Linde PLC	68,680	23,109,446
Linde PLC	93,782	31,586,295
Mitsui Chemicals, Inc.	16,100	366,469
Nippon Sanso Holdings Corp.	229,900	3,842,504
Nitto Denko Corp.	176,000	11,119,839
Novozymes A/S Series B	343,960	20,000,613
PhosAgro PJSC (d)	3,751	352
Pidilite Industries Ltd.	56,838	1,925,800
Shin-Etsu Chemical Co. Ltd.	80,300	10,391,241
Sika AG	95,747	24,469,172
Sumitomo Chemical Co. Ltd.	428,800	1,563,334
Symrise AG	192,508	22,078,500
Teijin Ltd.	128,400	1,245,867
Toray Industries, Inc.	535,500	2,883,090
Tosoh Corp.	170,200	2,020,792
Umicore SA	138,140	4,985,379
UPL Ltd.	163,462	1,593,830
Yara International ASA	191,174	8,828,889
		330,637,025
Construction Materials - 0.1%
CRH PLC	212,073	8,525,655
HeidelbergCement AG	226,411	12,413,832
Taiheiyo Cement Corp.	36,500	577,361
		21,516,848
Containers & Packaging - 0.1%
Amcor PLC unit	362,753	4,454,832
CCL Industries, Inc. Class B	53,408	2,538,682
Sig Group AG	136,844	3,016,863
Smurfit Kappa Group PLC	355,308	12,907,791
Toyo Seikan Group Holdings Ltd.	56,800	662,756
		23,580,924
Metals & Mining - 1.6%
Agnico Eagle Mines Ltd. (Canada)	180,016	9,066,709
Anglo American PLC (United Kingdom)	298,109	12,393,917
Antofagasta PLC	409,776	7,090,172
ArcelorMittal SA:
(Netherlands)	667,165	18,293,073
Class A unit GDR	6,359	172,011
BHP Group Ltd.	319,196	9,912,749
BHP Group Ltd.:
(London) (c)	306,524	9,744,808
sponsored ADR (c)	86,000	5,400,800
BlueScope Steel Ltd.	25,474	307,036
Dongkuk Steel Mill Co. Ltd.	41,486	446,548
Franco-Nevada Corp.	245,163	35,811,677
Glencore PLC	7,715,750	52,653,169
Glencore PLC ADR (c)	50,660	683,657
IGO Ltd.	1,669,121	17,825,727
Jiangxi Copper Co. Ltd. (A Shares)	119,839	296,815
Mitsubishi Materials Corp.	96,800	1,547,496
Nippon Steel & Sumitomo Metal Corp.	397,600	6,370,070
Rio Tinto Ltd.	228,671	17,071,363
Rio Tinto PLC	365,453	24,601,818
Rio Tinto PLC sponsored ADR (c)	182,183	12,505,041
South32 Ltd.	2,705,999	7,516,002
SSAB AB:
(A Shares)	32,058	185,640
(B Shares)	82,278	465,162
Western Mining Co. Ltd. (A Shares)	699,500	1,083,119
Wheaton Precious Metals Corp.	193,246	7,542,218
		258,986,797
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	468,672	6,894,708
Svenska Cellulosa AB SCA (B Shares)	422,054	5,738,559
		12,633,267
TOTAL MATERIALS		647,354,861
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	101,911	1,350,162
Great Portland Estates PLC	601,075	3,627,170
Scentre Group unit	2,798,407	5,707,884
Segro PLC	311,219	3,011,769
Warehouses de Pauw	40,997	1,095,448
		14,792,433
Real Estate Management & Development - 0.3%
Airport City Ltd. (b)	7,864	138,504
CK Asset Holdings Ltd.	1,156,600	6,922,823
ESR Group Ltd. (a)	1,972,400	4,477,147
Grand City Properties SA	389,537	3,903,041
LEG Immobilien AG	186,496	11,966,220
Mitsui Fudosan Co. Ltd.	468,800	9,504,023
TAG Immobilien AG	266,544	1,607,505
Vonovia SE	273,172	6,785,298
		45,304,561
TOTAL REAL ESTATE		60,096,994
UTILITIES - 1.3%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	52,900	495,952
CLP Holdings Ltd.	635,000	4,607,840
Electricite de France SA	535	6,696
Enel SpA	7,306,890	39,419,105
Iberdrola SA	2,113,611	23,878,361
Iberdrola SA ADR	5,500	247,995
Kansai Electric Power Co., Inc.	497,100	4,219,382
Origin Energy Ltd.	424,659	2,284,056
ORSTED A/S (a)	40,166	3,516,951
The Okinawa Electric Power Co., Inc.	49,600	381,230
Tokyo Electric Power Co., Inc. (b)	279,100	1,018,193
		80,075,761
Gas Utilities - 0.1%
APA Group unit	805,095	6,142,554
Beijing Enterprises Holdings Ltd.	754,500	2,399,632
China Resource Gas Group Ltd.	1,072,200	3,806,994
Osaka Gas Co. Ltd.	130,400	2,015,530
Tokyo Gas Co. Ltd.	347,500	6,392,268
		20,756,978
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA	142,005	3,303,340
Electric Power Development Co. Ltd.	480,500	7,413,716
RWE AG	479,642	21,114,317
RWE AG ADR	20,428	898,219
		32,729,592
Multi-Utilities - 0.5%
E.ON SE	1,053,343	10,098,982
Engie SA	2,815,516	42,800,892
Engie SA ADR (c)	98,719	1,500,529
National Grid PLC	678,025	8,340,439
Veolia Environnement SA	648,776	16,791,535
		79,532,377
TOTAL UTILITIES		213,094,708
TOTAL COMMON STOCKS (Cost $5,920,236,477)		7,406,766,191

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	100,992	8,763,481
Dr. Ing. h.c. F. Porsche AG Series F (b)	69,502	7,923,909
Porsche Automobil Holding SE (Germany)	5,399	331,870
Volkswagen AG	74,892	11,062,352
		28,081,612
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	342,094	24,468,728
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,855,000	9,529,960
(PN) sponsored ADR (non-vtg.)	170,632	1,748,978
sponsored ADR	628,033	7,341,706
		18,620,644
FINANCIALS - 0.0%
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	34	4,303
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co. Ltd.	37,198	1,617,383
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $67,718,764)		72,792,670

Equity Funds - 51.2%
	Shares	Value ($)
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	446,460
Europe Stock Funds - 1.4%
iShares MSCI United Kingdom ETF (c)	6,498,908	204,910,569
WisdomTree Europe Hedged Equity ETF (c)	209,614	15,572,224
TOTAL EUROPE STOCK FUNDS		220,482,793
Foreign Large Blend Funds - 10.2%
Artisan International Value Fund Investor Class	20,563,745	796,022,568
Fidelity SAI International Index Fund (f)	295,335	3,653,293
Fidelity SAI International Low Volatility Index Fund (f)	58,146,640	582,629,337
Harbor International Fund Institutional Class	9,619	393,428
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	19,592,348	258,227,143
TOTAL FOREIGN LARGE BLEND FUNDS		1,640,925,769
Foreign Large Growth Funds - 17.0%
American Funds EuroPacific Growth Fund Class F2	148,814	7,640,103
Fidelity Advisor International Discovery Fund Class Z (f)	19,969,492	819,547,945
Fidelity Diversified International Fund (f)	12,747,048	486,937,227
Fidelity Overseas Fund (f)	11,185,970	587,487,167
Fidelity SAI International Momentum Index Fund (f)	9,719,232	113,131,860
Fidelity SAI International Quality Index Fund (f)	229,961	2,607,754
Invesco Oppenheimer International Growth Fund Class R6	668,760	23,272,844
JOHCM International Select Fund Investor Shares	16,670,009	347,402,990
WCM Focused International Growth Fund Investor Class	16,730,658	342,643,870
TOTAL FOREIGN LARGE GROWTH FUNDS		2,730,671,760
Foreign Large Value Funds - 11.6%
Fidelity SAI International Value Index Fund (f)	65,237,524	571,480,711
iShares MSCI EAFE Value ETF	9,265,459	430,751,189
Oakmark International Fund Investor Class	21,548,547	519,966,433
Pear Tree Polaris Foreign Value Fund Institutional Shares	17,030,972	341,981,917
TOTAL FOREIGN LARGE VALUE FUNDS		1,864,180,250
Foreign Small Mid Blend Funds - 1.8%
Fidelity Advisor International Small Cap Fund Class Z (f)	1,565,342	42,545,989
Fidelity SAI International Small Cap Index Fund (f)	14,196,151	111,155,866
Transamerica International Small Cap Value Fund Class I	5,688,159	72,580,911
Victory Trivalent International Small-Cap Fund Class I	6,040,171	79,307,444
TOTAL FOREIGN SMALL MID BLEND FUNDS		305,590,210
Foreign Small Mid Growth Funds - 0.7%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (f)	2,588,253	50,522,697
Oberweis International Opportunities Institutional Fund	1,819,480	15,483,775
T. Rowe Price International Discovery Fund	693,406	41,569,707
Wasatch International Growth Fund Investor Class	110	2,591
TOTAL FOREIGN SMALL MID GROWTH FUNDS		107,578,770
Foreign Small Mid Value Funds - 0.4%
Brandes International Small Cap Equity Fund Class A	2,429,024	27,375,099
Oakmark International Small Cap Fund Investor Class	1,669,334	28,111,578
TOTAL FOREIGN SMALL MID VALUE FUNDS		55,486,677
Other - 8.1%
Fidelity Advisor Japan Fund Class Z (f)	3,900,816	58,434,225
Fidelity Japan Smaller Companies Fund (f)	7,813,236	108,213,317
Fidelity SAI Japan Stock Index Fund (f)	107,521,341	913,931,401
iShares MSCI Australia ETF (c)	7,695,457	182,305,376
Matthews Japan Fund Investor Class	222	3,664
WisdomTree Japan Hedged Equity ETF (c)	494,973	34,163,036
WisdomTree Japan SmallCap Dividend ETF	136,421	8,559,217
TOTAL OTHER		1,305,610,236
TOTAL EQUITY FUNDS (Cost $7,259,818,864)		8,230,972,925

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.89% to 4.1% 12/1/22 to 2/9/23 (h) (Cost $13,345,275)	13,400,000	13,343,851

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.86% (i)(j)	71,432,386	71,439,529
State Street Institutional U.S. Government Money Market Fund Premier Class 3.66% (k)	307,513,939	307,513,939
TOTAL MONEY MARKET FUNDS (Cost $378,953,468)		378,953,468

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $13,640,072,848)	16,102,829,105
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(33,365,536)
NET ASSETS - 100.0%	16,069,463,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,086	Dec 2022	154,076,250	5,561,341	5,561,341
ICE E-mini MSCI EAFE Index Contracts (United States)	192	Dec 2022	19,006,080	1,921,518	1,921,518

TOTAL FUTURES CONTRACTS					7,482,859
The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,658,613 or 0.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,197,127.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Securities Lending Cash Central Fund 3.86%	106,934,926	2,087,403,115	2,122,898,512	2,937,553	-	-	71,439,529	0.2%
Total	106,934,926	2,087,403,115	2,122,898,512	2,937,553	-	-	71,439,529

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	1,125,937,643	-	177,500,000	-	(13,219,539)	(115,670,159)	819,547,945
Fidelity Advisor International Small Cap Fund Class Z	75,483,967	277,357	25,450,222	-	(4,392,504)	(3,372,609)	42,545,989
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	77,918,434	-	17,797,542	-	(2,544,413)	(7,053,782)	50,522,697
Fidelity Advisor Japan Fund Class Z	64,324,457	-	-	-	-	(5,890,232)	58,434,225
Fidelity Diversified International Fund	649,338,765	-	92,500,000	-	(31,335,008)	(38,566,530)	486,937,227
Fidelity Japan Smaller Companies Fund	115,870,288	-	-	-	-	(7,656,971)	108,213,317
Fidelity Overseas Fund	778,192,337	-	108,000,000	-	(33,150,560)	(49,554,610)	587,487,167
Fidelity SAI International Index Fund	320,771,471	433,500,000	740,000,000	-	(38,339,027)	27,720,849	3,653,293
Fidelity SAI International Low Volatility Index Fund	171,461,639	463,000,001	37,000,000	-	(6,295,732)	(8,536,571)	582,629,337
Fidelity SAI International Momentum Index Fund	451,078,800	-	277,500,000	-	(95,333,245)	34,886,305	113,131,860
Fidelity SAI International Quality Index Fund	2,773,326	-	-	-	-	(165,572)	2,607,754
Fidelity SAI International Small Cap Index Fund	148,232,792	8,445,174	26,845,324	-	(7,402,496)	(11,274,280)	111,155,866
Fidelity SAI International Value Index Fund	1,659,358,147	-	925,500,004	-	(178,512,876)	16,135,444	571,480,711
Fidelity SAI Japan Stock Index Fund	1,198,577,710	38,000,004	207,000,000	-	(49,762,780)	(65,883,533)	913,931,401
	6,839,319,776	943,222,536	2,635,093,092	-	(460,288,180)	(234,882,251)	4,452,278,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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